Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Current assets:
Cash and cash equivalents		$ 5,632,097	$ 2,450,033
Restricted cash		831,645	886
Accounts receivable, net		300,265	293,599
Deposits and other current assets, net		660,328	77,263
Tax recoverable		196,358	40,710
Total current assets		7,620,693	2,873,756
Non-current assets:
Plant and equipment, net		39,312	27,632
Deferred initial public offering (“IPO”) costs			750,361
Operating lease right-of-use assets, net		153,052	255,389
Deferred tax assets		2,187	2,738
Total non-current assets		194,551	1,036,120
TOTAL ASSETS		7,815,244	3,909,876
Current liabilities:
Accounts payable		2,261	38,017
Operating lease liabilities, current		142,155	126,227
Income tax payable			70,397
Accrued liabilities and other payables		850,363	763,767
Contract liabilities		817,064	560,621
Amount due to a beneficial owner		1	7,485
Amount due to a related company			8,891
Total current liabilities		1,811,844	1,575,405
Non-current liabilities:
Operating lease liabilities, non-current		30,351	147,587
Total non-current liabilities		30,351	147,587
TOTAL LIABILITIES		1,842,195	1,722,992
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid in capital		3,508,805
Retained earnings		2,436,041	2,149,596
Accumulated other comprehensive income		27,058	36,288
Total shareholders’ equity		5,973,049	2,186,884
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		7,815,244	3,909,876
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary share, value	[1]	985	840
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary share, value	[1]	160	160
Related Party
Current assets:
Accounts receivable, related party			$ 11,265

[1]	Retrospectively restated for effect of share reorganization (see Note 11)